ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
ACCRUED EXPENSES

NOTE 7 - ACCRUED EXPENSES

As of June 30, 2024 and December 31, 2023, accrued expenses consisted of the following:

	June 30, 2024	December 31, 2023
Director bonus	$-	$42,275
Interest	-	80,606
Accrued salary	-	292,000
Accrued professional fees	-	88,000
Others	532,203	93,890
Total	$532,203	$596,771

NOTE 7 - ACCRUED EXPENSES

As of December 31, 2023, and 2022, accrued expenses consisted of the following:

	December 31, 2023	December 31, 2022
Director bonus	$42,275	$39,983
Interest	80,606	14,000
Accrued salary	292,000	292,000
Accrued professional fees	88,000	88,000
Others	93,890	89,012
Total	$596,771	$522,995